TAXES ON INCOME (Carry Forward Tax Losses) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
InspireMD Ltd. [Member]
Carry forward tax losses:
Net carry forward tax loss	$ 18
InspireMD, Inc. [Member]
Carry forward tax losses:
Net carry forward tax loss	$ 10
Year carryforwards begin to expire	June 30, 2031